Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
19.	Related Party Transactions

Amount due to Hubei Chutian
At December 31, 2011 and 2010, the amount due to Hubei Chutian was amounting to $3,189,195 and $7,050,397, respectively.  The Company borrowed the loan from Hubei Chutian to fund its operations.  The loan was unsecured, interest was fixed at $1,547,556 (RMB10,000,000) and repayment was scheduled in 6 installments to be repaid every 6 months starting from October 1, 2009. Pursuant to the termination agreement made between JYNT, Hubei Chutian and Hubei SOE, such loan advance will be waived by Hubei Chutian.

Management fee income
During the years ended December 31, 2011, 2010 and 2009, JYNT provided the services of marketing, strategic consulting and technical support to Hubei Chutian in accordance with the Exclusive Services Agreement and received management fee income amounting to $4,632,022, $4,450,438 and $1,004,596, respectively.

Interest expenses
During the years ended December 31, 2011, 2010 and 2009, JYNT incurred interest expenses of $515,852, $495,630, and $121,986, respectively, to Hubei Chutian in relation to the loan advanced from Hubei Chutian.

Issuance of promissory note
During the year ended December 31, 2011, the Company issued two promissory notes amounting to $417,152 to Platinum Partners Value Arbitrage Fund LP to raise fund for financing the operations of the Company. Mark Nordlicht, a member of the Board of Directors of the Company, is the Chief Executive Officer of Platinum Partners Value Arbitrage Fund LP.

Subscription of ordinary shares
During the year ended December 31, 2011, the Company received subscription money amounting to $383,041 for 2,104,833 ordinary shares from Platinum Partners Value Arbitrage Fund LP to raise fund for financing the operations of the Company. Mark Nordlicht, a member of the Board of Directors of the Company, is the Chief Executive Officer of Platinum Partners Value Arbitrage Fund LP.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Related Party Transactions Disclosure [Text Block]
15. Related Party Transactions

Amount due from JYNT
At December 31, 2011 and 2010, the amount due from JYNT was amounting to $3,189,195 and $7,050,397, respectively.  The Company lent the loan to JYNT to fund their operations.  The loan advanced was unsecured, interest was fixed at $1,547,556 (RMB10,000,000) and repayment was scheduled in 6 instalments to be repaid every 6 months starting from October 1, 2009. Pursuant to the termination agreement made between JYNT, Hubei SOE and the Company, such loan advance will be settled as part of the deal in 2012.

Management fee paid
During the years ended December 31, 2011 and 2010, the Company paid management fee of $4,632,022 and $4,450,438, respectively to JYNT for providing the services of marketing, strategic consulting and technical support in accordance with the Exclusive Services Agreement

Interest income
During the years ended December 31, 2011 and 2010, the Company received interest income of $515,852 and 495,630, respectively from JYNT in relation to the loan advanced to JYNT.

Loan from owners

	December 31, 2011	December 31, 2010

JYNT	$55,117,513	$52,610,141
Hubei SOE	41,343,300	39,334,410
	$96,460,813	$91,944,551

The loan from owners represents the long-term investment fund contribute to the Company and the demand for repayment of such loan by owners within one year is remote and therefore classified as long-term liabilities.

Amount due to Hubei SOE

The cash advance from Hubei SOE was used for funding the daily business operations. As at December 31, 2011 and 2010, the amount due to Hubei SOE, totalling of $8,825,669 and $11,638,436, respectively, are unsecured, interest free and repayable on demand.

Loan payable to Hubei SOE
	December 31, 2011	December 31, 2010

Loan advance	$15,277,892	$15,148,167

Less: repayable within one year classified as current liabilities	6,359,933	4,617,825
Repayable over one year classified as non-current liabilities	$8,917,959	$10,530,342

The loan advance from Hubei SOE was used for funding the daily business operations. The loan was unsecured, interest charged ranging from 6.43% - 6.77% per annum and repayable in 12 or 16 quarterly instalments within three or four years.

During the year ended December 31, 2011 and 2010, the interest charged regarding the loan advanced from Hubei SOE was $1,097,228 and $638,160, respectively.

Below is the schedule of loan repayment:

Loan repayment
For the years ending December 31,
2012	$6,359,933
2013	5,900,282
2014	3,017,677
$15,277,892